INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
INTANGIBLE ASSETS AND GOODWILL

15)	INTANGIBLE ASSETS AND GOODWILL

a)	Change in intangible assets and goodwill by class

	R$ thousands
	Goodwill	Intangible Assets
		Acquisition of financial service rights (1)	Software (1)	Customer portfolio (1)	Other (1)	Total
Balance on December 31, 2022	6,542,091	3,554,635	6,949,393	1,252,485	501,209	18,799,813
Additions/(reductions)	54,558	4,060,641	3,122,163	75,064	(6,812)	7,305,614
Impairment	-	(102,158)	(2,092)	-	-	(104,250)
Amortization (2)	-	(1,701,950)	(1,606,248)	(212,068)	(373,765)	(3,894,031)
Balance on December 31, 2023	6,596,649	5,811,168	8,463,216	1,115,481	120,632	22,107,146

Balance on December 31, 2023	6,596,649	5,811,168	8,463,216	1,115,481	120,632	22,107,146
Additions/(reductions)	133,993	1,556,377	3,649,518	114,230	334,371	5,788,489
Impairment	-	(498)	(35,478)	-	-	(35,976)
Amortization (2)	-	(1,831,669)	(1,789,426)	(253,491)	(235,865)	(4,110,451)
Balance on December 31, 2024	6,730,642	5,535,378	10,287,830	976,220	219,138	23,749,208
(1)	Rate of amortization: acquisition of rights to provide financial services, customer portfolio and others – in accordance with contract agreement; software – up to 10%; and
(2)	The difference of R$304,431 thousand (2023 - R$430,042 thousand) in relation to the amount presented in note 35 refers to expenses attributable to insurance contracts which are presented in the Income Statement in the caption "Insurance and pension income".

b)	Composition of goodwill by segment

	R$ thousands
	On December 31, 2024	On December 31, 2023
Banking	6,230,002	6,107,282
Insurance	500,640	489,367
Total	6,730,642	6,596,649

The Cash Generation Units (CGUs) containing goodwill in the banking segment and the insurance segment are tested annually for impairment of goodwill. We did not incur any goodwill impairment losses in 2024 and 2023.